Loans and borrowings - Additional Information (Details) kr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SEK (kr)	Nov. 08, 2022 EUR (€)	Nov. 08, 2022 USD ($)	Nov. 07, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SEK (kr)	Jul. 09, 2021 EUR (€)	Jun. 24, 2021 EUR (€)
Disclosure of detailed information about borrowings [line items]
Annual principal payment	€ 0
Deferred transaction costs written off	€ 1,300,000
Percentage of consolidated gross assets or adjusted EBITDA held individually by companies in Guarantor Group	5.00%	5.00%
Percentage of consolidated gross assets or adjusted EBITDA held by Guarantor Group in total	80.00%	80.00%
Guarantee amount	€ 57,500,000		€ 62,400,000			kr 640					kr 640
Financing costs incurred in amendment of terms of debt	0		(17,900,000)	€ 0
Findus Sverige AB
Disclosure of detailed information about borrowings [line items]
Guarantee amount	27,000,000		€ 29,300,000			kr 300
Senior USD Debt
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 656,700,000				$ 700.0		€ 700,600,000	$ 700.0	$ 906.8	$ 916.4
Interest rate	3.75%		2.25%		3.75%	3.75%				2.25%	2.25%
Repayments of non-current borrowings	€ 6,600,000	$ 7.0
Repayments Of Non-current Borrowings - percentage of original issued notional	1.00%				1.00%	1.00%
Interest rate floor	0.50%				0.50%	0.50%
Senior EURO Debt
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 553,200,000
Interest rate	2.50%				2.50%	2.50%
Borrowing costs capitalised	€ 3,800,000
2024 fixed rate senior secured notes
Disclosure of detailed information about borrowings [line items]
Notional amount													€ 400,000,000
Interest rate													3.25%
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Letters of credit, overdrafts, customer bonds and bank guarantees utilized against the credit facility	€ 1,800,000		€ 2,800,000
Twenty Twenty-Eight Fixed Rate Senior Secured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount												€ 50,000,000	€ 750,000,000
Interest rate	2.50%				2.50%	2.50%
Issued price of Senior Secured Notes (2028)												€ 100.75
Borrowing costs capitalised	€ 4,000,000
Senior EUR Debt
Disclosure of detailed information about borrowings [line items]
Notional amount							130,000,000
Interest rate	3500000.00%				3500000.00%	3500000.00%
Financing costs incurred in amendment of terms of debt	€ 2,300,000
Discount on issuance of debt							€ 31,300,000
Borrowing costs capitalised	€ 5,100,000
Findus Sverige AB
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%